Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Use of estimates

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions about future events that affect the amounts reported in the Unaudited Condensed Consolidated Financial Statements. Further, certain estimates and assumptions include the direct and indirect impact of the COVID-19 pandemic on the Company’s business, financial condition and results of operations. We make significant estimates with respect to intangible assets, goodwill, depreciation, amortization, income taxes, equity-based compensation, contingencies, fair value of assets and liabilities acquired, obligations related to contingent consideration in connection with business combinations, fair value of embedded derivative liabilities, fair value of warrant liability, and asset and liability valuations. The economic impact of the pandemic on the Company’s business depends on its severity and duration, which in turn depend on highly uncertain factors such as the nature and extent of containment efforts, the spread and effects of variants, and the timing and efficacy of vaccines. The high level of uncertainty regarding this economic impact means that management’s estimates and assumptions are subject to change as the situation develops and new information becomes available. To the extent the actual results differ materially from these estimates and assumptions, the Company’s future financial statements could be materially affected.

Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions about future events that affect the amounts reported in the Consolidated Financial Statements. Further, certain estimates and assumptions include the direct and indirect impact of the COVID-19 pandemic on the Company’s business, financial condition and results of operations. The economic impact of the pandemic on the Company’s business depends on its severity and duration, which in turn depend on highly uncertain factors such as the nature and extent of containment efforts and the timing and efficacy of vaccines. The high level of uncertainty regarding this economic impact means that management’s estimates and assumptions are subject to change as the situation develops and new information becomes available. To the extent the actual results differ materially from these estimates and assumptions, the Company’s future financial statements could be materially affected. We also make significant estimates with respect to intangible assets, goodwill, depreciation, amortization, income taxes, equity-based compensation, contingencies, fair value of assets and liabilities acquired and obligations related to contingent consideration in connection with business combinations, and asset and liability valuations.

Fair value measurements

Fair Value Measurements

The Company records fair value of assets and liabilities in accordance with Financial Accounting Standards Board’s (“FASB”) Account Standards Codification (“ASC”) 820, Fair Value Measurement (“ASC 820”). ASC 820 defines fair value as the price received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity.

ASC 820 includes disclosures around fair value and establishes a fair value hierarchy for valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reporting in one of three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are as follows:

Level 1:	Quoted prices for identical instruments in active markets.
Level 2:	Other valuations that include quoted prices for similar instruments in active markets that are directly or indirectly observable.
Level 3:	Valuations made through techniques in which one or more of its significant data are not observable.

See Note 4, Fair Value Measurements, for further discussion.

Fair value measurements

The Company records fair value of assets and liabilities in accordance with ASC 820, Fair Value Measurement (“ASC 820”). ASC 820 defines fair value as the price received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity.

ASC 820 includes disclosures around fair value and establishes a fair value hierarchy for valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reporting in one of three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are as follows:

Level 1: Quoted prices for identical instruments in active markets.

Level 2: Other valuations that include quoted prices for similar instruments in active markets that are directly or indirectly observable.

Level 3: Valuations made through techniques in which one or more of its significant data are not observable.

See Note 4 for further discussion.

Goodwill

Goodwill

Goodwill represents the cost of acquired businesses in excess of the fair value of identifiable tangible and intangible net assets purchased and is allocated to a reporting unit when the acquired business is integrated into the Company. Goodwill is not amortized but is tested for impairment annually on October 1st. The Company will also perform an assessment whenever events or changes in circumstances indicate that the carrying amount of a reporting unit may be more than its recoverable amount. Under FASB guidance, management may first assess certain qualitative factors to determine whether it is necessary to perform a quantitative goodwill impairment test.

When needed, the Company performs a quantitative assessment of goodwill impairment if it determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the quantitative test, we compare the fair value of the reporting unit with the respective carrying value. Management uses a combined income and public company market approach to estimate the fair value of each reporting unit. If the carrying value of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to the excess, limited to the total amount of goodwill allocated to that reporting unit.

This analysis requires significant assumptions, such as estimated future cash flows, long-term growth rate estimates, weighted average cost of capital, and market multiples. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results, market conditions, and other factors. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for each reporting unit.

Goodwill

Goodwill represents the cost of acquired businesses in excess of the fair value of identifiable tangible and intangible net assets purchased and is allocated to a reporting unit when the acquired business is integrated into the Company. Goodwill is not amortized but is tested for impairment annually. The Company changed its annual assessment date from December 31st to October 1st in 2020. The Company will also perform an assessment whenever events or changes in circumstances indicate that the carrying amount of a reporting unit may be more than its recoverable amount. Under FASB guidance, Management may first assess certain qualitative factors to determine whether it is necessary to perform a quantitative goodwill impairment test.

When needed, the Company performs a quantitative assessment of goodwill impairment if it determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the quantitative test, we compare the fair value of the reporting unit with the respective carrying value. Management uses a combined income and public company market approach to estimate the fair value of each reporting unit. If the carrying value of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to the excess, limited to the total amount of goodwill allocated to that reporting unit.

This analysis requires significant assumptions, such as estimated future cash flows, long-term growth rate estimates, weighted average cost of capital, and market multiples. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results, market conditions, and other factors. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for each reporting unit. See Note 7 for additional information on Goodwill.

Intangible assets

Intangible Assets

The Company has customer relationships (finite-lived intangible assets) and trade names (finite-lived and indefinite-lived intangible assets) on its Unaudited Condensed Consolidated Balance Sheets.

Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed. We test for impairment when events or circumstances indicate the carrying value of a finite-lived intangible asset may not be recoverable. Consistent with other long-lived assets, if the carrying value is not determined to be recoverable, we calculate an impairment loss based on the excess of the asset’s carrying value over its fair value. The fair value is determined using the discounted cash flow approach of multi-period excess earnings.

During the first quarter of 2021, the Company reassessed and changed the estimated economic life of a certain trade name from indefinite to finite-lived as a result of the shift in operations towards a global strategy as “One AgileThought.” As a result, the Company began amortizing a certain trade name using straight-line method over their average remaining economic life of five years.

Indefinite-lived intangible assets are not amortized but are instead assessed for impairment annually and as needed whenever events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. An impairment loss is recognized if the asset’s carrying value exceeds its fair value. The Company uses the relief from royalty method to determine the fair value of its indefinite-lived intangible assets.

Intangible assets

The Company has customer relationships (finite-lived intangible assets) and trade names (indefinite-lived intangible assets) on its Consolidated Balance Sheets.

Intangible assets with finite lives are amortized on a straight line basis over their estimated useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed. We test for impairment when events or circumstances indicate the carrying value of a finite-lived intangible asset may not be recoverable. Consistent with other long-lived assets, if we determine the carrying value is not recoverable, we calculate an impairment loss based on the excess of the asset’s carrying value over its fair value. The fair value is determined using the discounted cash flow approach of multi-period excess earnings.

Indefinite-lived intangible assets are not amortized but are instead assessed for impairment annually and as needed. The Company changed its annual assessment from December 31st to October 1st in 2020. The Company will also perform an assessment whenever events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. An impairment loss is recognized if the asset’s carrying value exceeds its fair value. The Company uses the relief from royalty method to determine the fair value of its indefinite-lived intangible assets. Refer to Note 7 for additional information.

Embedded Derivative Liabilities

Embedded Derivative Liabilities

The Company does not use derivative instruments to hedge exposures to interest rate, market, or foreign currency risks. The Company has evaluated the terms and features of its redeemable convertible preferred stock issued in February 2021 and identified two embedded derivatives requiring bifurcation from the underlying host instrument pursuant to ASC 815-15, Embedded Derivatives. Embedded derivatives met the criteria for bifurcation due to the instruments containing conversion options and mandatory redemption features that are not clearly and closely related to the host instrument.

Embedded derivatives are bifurcated from the underlying host instrument and accounted for as separate financial instruments. Embedded derivatives are recognized at fair value, with changes in fair value during the period are recognized in “Change in fair value of embedded derivative liabilities” in the Unaudited Condensed Consolidated Statements of Operations. As of September 30, 2021 and in connection with the consummation of the Business Combination that occurred on August 23, 2021, the preferred stock was converted into common stock of the Company and the Embedded derivative ceased to exist. Refer to Note 4, Fair Value Measurements, for additional information.

Revenue recognition

Revenue recognition

The Company recognizes revenue in accordance with Financial Accounting Standards Board’s (“FASB”) Account Standards Codification (“ASC”) 606, Revenue from Contracts with Customers.

Revenue is recognized when or as control of promised products or services are transferred to the customer in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. In instances where revenue is recognized over time, the Company uses an appropriate input or output measurement method, typically based on the contract or labor volume.

The Company applies judgment in determining the customer’s ability and intention to pay based on a variety of factors, including the customer’s historical payment experience. If there is uncertainty about the receipt of payment for the services, revenue recognition is deferred until the uncertainty is sufficiently resolved. Our payment terms are based on customary business practices and can vary by region and customer type, but are generally 30-90 days. Since the term between invoicing and expected payment is less than a year, we do not adjust the transaction price for the effects of a financing component.

The Company may enter into arrangements that consist of any combination of our deliverables. To the extent a contract includes multiple promised deliverables, the Company determines whether promised deliverables are distinct in the context of the contract. If these criteria are not met, the promised deliverables are accounted for as a single performance obligation. For arrangements with multiple distinct performance obligations, we allocate consideration among the performance obligations based on their relative standalone selling price. The standalone selling price is the price at which we would sell a promised good or service on an individual basis to a customer. When not directly observable, the Company generally estimates standalone selling price by using the expected cost plus a margin approach. The Company reassesses these estimates on a periodic basis or when facts and circumstances change.

Revenues related to software maintenance services are recognized over the period the services are provided using an output method that is consistent with the way in which value is delivered to the customer.

Revenues related to cloud hosting solutions, which include a combination of services including hosting and support services, and do not convey a license to the customer, are recognized over the period as the services are provided. These arrangements represent a single performance obligation.

For software license agreements that require significant customization of third-party software, the software license and related customization services are not distinct as the customization services may be complex in nature or significantly modify or customize the software license. Therefore, revenue is recognized as the services are performed in accordance with an output method which measures progress towards satisfaction of the performance obligation.

Revenues related to our non-hosted third-party software license arrangements that do not require significant modification or customization of the underlying software are recognized when the software is delivered as control is transferred at a point in time.

Revenues related to consulting services (time-and-materials), transaction-based or volume-based contracts are recognized over the period the services are provided using an input method such as labor hours incurred.

The Company may enter into arrangements with third party suppliers to resell products or services, such as software licenses and hosting services. In such cases, the Company evaluates whether the Company is the principal (i.e., report revenues on a gross basis) or agent (i.e., report revenues on a net basis). In doing so, the Company first evaluates whether it controls the good or service before it is transferred to the customer. In instances where the Company controls the good or service before it is transferred to the customer, the Company is the principal; otherwise, the Company is the agent. Determining whether we control the good or service before it is transferred to the customer may require judgment.

Some of our service arrangements are subject to customer acceptance clauses. In these instances, the Company must determine whether the customer acceptance clause is substantive. This determination depends on whether the Company can independently confirm the product meets the contractually agreed-upon specifications or if the contract requires customer review and approval. When a customer acceptance is considered substantive, the Company does not recognize revenue until customer acceptance is obtained.

Client contracts sometimes include incentive payments received for discrete benefits delivered to clients or service level agreements and volume rebates that could result in credits or refunds to the client. Such amounts are estimated at contract inception and are adjusted at the end of each reporting period as additional information becomes available only to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur.

Segments

Segments

Operating segments are defined as components of an enterprise for which discrete financial information is available that is evaluated regularly by the Chief Operating Decision Maker (“CODM”) for purposes of allocating resources and evaluating financial performance. The Company’s Chief Executive Officer, who has been identified as the CODM, reviews financial information at the consolidated group level in order to assess Company performance and allocate resources. As such, the Company has determined that it operates a single operating and reporting segment.

Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash

Cash and cash equivalents include highly liquid investments with an original maturity of three months or less when purchased. The Company maintains cash and cash equivalents balances with major financial institutions. At times, these balances exceed federally insured limits. The Company periodically assesses the financial condition of these financial institutions where the funds are held and believes the credit risk is remote. In 2020, the Company held restricted cash in connection with litigation. In 2018, the Company held restricted cash in conjunction with a 2017 acquisition; these funds were associated with contingent consideration that was subsequently paid in 2019.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced or to be invoiced amount, do not bear interest, and are due within one year or less. Amounts collected on trade accounts receivable are included in net cash flows from operating activities in the Consolidated Statements of Cash Flows. As of January 1, 2020, the Company maintains an allowance for doubtful accounts for estimated credit losses inherent in its accounts receivable portfolio consistent with the requirements of ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments. In establishing the required reserve, management considers historical experience, the age of the accounts receivable balances and current payment patterns, and current economic conditions that may affect a client’s ability to pay. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its clients.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are measured at cost less accumulated depreciation or amortization. Expenditures for replacements and improvements are capitalized, whereas the costs of maintenance and repairs are charged to earnings as incurred. The Company depreciates property, plant and equipment using the straight-line method over the following estimated economic useful lives of the assets:

Useful life (years)
Furniture and fixtures	5 – 10
Computer equipment	3 – 5
Computer software	3

Leasehold improvements are amortized over the lease term or the useful life of the asset, whichever is shorter. When these assets are sold or otherwise disposed of, the asset and related depreciation and amortization is relieved, and any gain or loss is included in the Consolidated Statements of Operations.

The Company capitalizes certain development costs incurred in connection with its internal-use software. Costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, payroll and payroll-related expenses of employees, are capitalized until the software is substantially complete and ready for its intended use. Capitalized costs are amortized on a straight-line basis over three years, the estimated useful life of the software.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. We test for recoverability by comparing the sum of estimated future discounted cash flows to an asset’s carrying value. If we determine the carrying value is not recoverable, we calculate an impairment loss based on the excess of the asset’s carrying value over its fair value. The fair value is determined using a discounted cash flow approach.

Business combinations

Business combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations, by recognizing the identifiable tangible and intangible assets acquired and liabilities assumed, and any non-controlling interest in the acquired business, measured at their acquisition date fair values. Contingent consideration is included within the acquisition cost and is recognized at its fair value on the acquisition date. A liability resulting from contingent consideration is re-measured to fair value as of each reporting date until the contingency is resolved, and subsequent changes in fair value are recognized in earnings. Acquisition-related costs are expensed as incurred within other operating expenses, net.

Leases

Leases

The Company is a lessee in several non-cancellable leases, primarily for office space and computer equipment. The Company accounts for leases under ASC Topic 842, Leases (“ASC 842”). We determine if an arrangement is or contains a lease at inception. For operating leases, the lease liability is initially measured at the present value of future lease payments at the lease commencement date. Lease payments included in the measurement of the lease liability are comprised of the following:

•        Fixed payments, including in-substance fixed payments, owed over the lease term;

•        Variable lease payments that depend on an index or rate, initially measured using the index or rate at the lease commencement date;

•        Amounts expected to be payable under a Company-provided residual value guarantee; and

•        The exercise price of a Company option to purchase the underlying asset if the Company is reasonably certain to exercise the option.

Key estimates and judgments include how the Company determines (1) the discount rate it uses to calculate the present value of future lease payments and (2) lease term. These are described in more detail as follows:

•        ASC 842 requires a lessee to calculate its lease liability using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Company cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Company generally uses its incremental borrowing rate as the discount rate for the lease. This is the rate the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.

•        The lease term for all of the Company’s leases includes the non-cancellable period of the lease plus any periods covered by a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.

The right of use (“ROU”) asset is initially measured at the initial amount of the lease liability, adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The ROU asset is subsequently amortized over the lease term. Lease expense for lease payments is recognized on a straight-line basis over the lease term in selling, general and administrative expenses in the Consolidated Statements of Operations.

Variable lease payments are immaterial and our lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company uses the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment — Overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize.

The Company has elected to apply the short-term lease recognition and measurement exemption and not recognize ROU assets and lease liabilities for leases with a lease term of 12 months or less. The Company recognizes the lease payments associated with its short-term leases as an expense on a straight-line basis over the lease term. Variable lease payments associated with these leases are recognized and presented in the same manner as for all other Company leases.

We have lease agreements with lease and non-lease components, for which we have elected the practical expedient to account for as a single lease component. Additionally, for certain equipment leases, we apply a portfolio approach to effectively account for the operating lease ROU assets and operating lease liabilities. Refer to Note 8 for additional information.

Foreign currency

Foreign currency

The Company’s Consolidated Financial Statements are reported in US dollars. The Company has determined that its international subsidiaries’ functional currency is the local currency in each country. The translation of the functional currencies of subsidiaries into US dollars is performed for balance sheet accounts using the exchange rates in effect as of the balance sheet date and for revenues and expense accounts using a monthly average exchange rate prevailing during the respective period. The gains or losses resulting from such translation are reported as foreign currency translation adjustments within accumulated other comprehensive income (loss) as a separate component of equity.

Monetary assets and liabilities of each subsidiary denominated in currencies other than the subsidiary’s functional currency are translated into their respective functional currency at the rates of exchange prevailing on the balance sheet date. Transactions of each subsidiary in currencies other than the subsidiary’s functional currency are translated into the respective functional currencies at the average monthly exchange rate prevailing during the period of the transaction. The gains or losses resulting from foreign currency transactions are included in the Consolidated Statements of Operations.

Income taxes

Income taxes

The Company accounts for income taxes using the asset and liability method of accounting for income taxes. Under this method, income tax expense is recognized for taxes payable or refundable for the current year. In addition, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their tax bases and all operating loss and tax credit carry forwards, if any. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax laws or rates is recognized in the Consolidated Statements of Operations in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all the deferred tax assets will not be realized. Pursuant to FASB guidance related to accounting for uncertainty in income taxes, we may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position and also the past administrative practices and precedents of the taxing authority.

Equity-based compensation

Equity-based compensation

We recognize and measure compensation expense for all equity-based awards based on the grant date fair value.

For performance share units (“PSUs”), we are required to estimate the probable outcome of the performance conditions in order to determine the equity-based compensation cost to be recorded over the vesting period. Vesting is tied to performance conditions that include the achievement of EBITDA-based metrics and/or the occurrence of a liquidity event.

The grant date fair value is determined based on the fair market value of the Company’s shares on the grant date of such awards. Because there is no public market for the Company’s equity, the Company determines the fair value of shares by using an income approach, specifically a discounted cash flow method, and in consideration of a number of objective and subjective factors, including the Company’s actual operating and financial performance, expectations of future performance, market conditions and liquidation events, among other factors.

Determining the fair value of equity-based awards requires estimates and assumptions, including estimates of the period the awards will be outstanding before they are exercised and future volatility in the price of our common shares. We periodically assess the reasonableness of our assumptions and update our estimates as required. If actual results differ significantly from our estimates, equity-based compensation expense and our results of operations could be materially affected. The Company’s accounting policy is to account for forfeitures of employee awards as they occur.

Defined Contribution Plan

Defined Contribution Plan

The Company maintains a 401(k) savings plan covering all U.S. employees. Participating employees may contribute a portion of their salary into the savings plan, subject to certain limitations. The Company matches 100% of the first 4% of each employee’s contributions and 50% of the next 1% of the employee’s base compensation contributed, with a maximum contribution of $6,000 per employee. Prior to April 2020, the Company match for the former 4th Source employees was 100% of each employee’s contributions up to 4% of the employee’s eligible earnings, with no maximum contribution per employee. All matching contributions vest immediately. For the fiscal years ended December 31, 2020 and 2019, the Company’s matching contributions totaled $1.5 million and $0.9 million, respectively, and were expensed as incurred. Given 4th Source was acquired on November 15, 2018, the Company’s matching contributions in 2018 were minimal.

Earnings (loss) per share

Earnings (loss) per share

Basic and diluted earnings (loss) per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. Class A and B common shares have identical liquidation and distribution rights. The net earnings (loss) is allocated on a proportionate basis to Class A and B. Basic net earnings (loss) per share attributable to common stockholders is computed by dividing the net earnings (loss) by the weighted-average number of shares of common stock outstanding during the period. The diluted net loss per share attributable to common stockholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period using the if-converted or treasury stock method, as applicable. For purpose of this calculation, the convertible notes, contingent consideration payable in shares, and outstanding stock awards are considered and included in the computation of diluted earnings (loss) per share, except for where the result would be anti-dilutive or the required conditions for issuance of common shares have not been met as of the balance sheet date. Diluted earnings (loss) per share is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the period.

Commitments and contingencies

Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Legal costs incurred in connection with such liabilities are expensed as incurred.

Accounting pronouncements

Accounting Pronouncements

The authoritative bodies release standards and guidance, which are assessed by management for impact on the Company’s Unaudited Condensed Consolidated Financial Statements. Accounting Standards Updates (“ASUs”) not listed below were assessed and determined to be not applicable to the Company’s Unaudited Condensed Consolidated Financial Statements.

The following standards were recently adopted by the Company:

•        In December 2019, the FASB issued ASU No. 2019-12, Income Taxes, to simplify the accounting for income taxes based on changes suggested by stakeholders as part of the FASB’s simplification initiative. This guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. This ASU was adopted by the Company on January 1, 2021, resulting in no material impact to the Unaudited Condensed Consolidated Financial Statements.

•        In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform. In response to concerns about structural risks of interbank offered rates (IBORs), and, particularly, the risk of cessation of the London Interbank Offered Rate (LIBOR), regulators in several jurisdictions around the world have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. This may impact the Company’s borrowing costs in which LIBOR is used as a reference. The amendments in this update are effective immediately for all entities. This ASU was adopted by the Company on January 1, 2021, resulting in no material impact to the Unaudited Condensed Consolidated Financial Statements.

•        In August 2020, the FASB issued ASU No. 2020-06, Debt-Debt with Conversion and Other Options and Derivatives and Hedging-Contracts in Entity’s Own Equity. The amendments in this update simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. This guidance is effective for annual periods beginning after December 15, 2021, with early adoption permitted. This ASU was adopted by the Company on January 1, 2021, resulting in no material impact to the Unaudited Condensed Consolidated Financial Statements.

•        In January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform, that refined the scope of ASU No. 2020-04 and clarified some of its provisions. The amendments permit entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by the discounting transition. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted for all entities, including adoption in an interim period. This ASU was adopted by the Company during the second quarter of 2021, resulting in no material impact to the Unaudited Condensed Consolidated Financial Statements.

The following recently released accounting standards have not yet been adopted by the Company:

•        In May 2021, the FASB issued ASU 2021-04, Earnings Per Share, Debt-Modifications and Extinguishments, Compensation-Stock Compensation, and Derivatives and Hedging-Contracts in Entity’s Own Equity. This ASU reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. This ASU is effective for fiscal years beginning after December 15, 2021 on a prospective basis. Early adoption is permitted for all entities, including adoption in an interim period. The Company is evaluating the effect the adoption of this ASU will have on the Unaudited Condensed Consolidated Financial Statements.

Accounting pronouncements

The authoritative bodies release standards and guidance, which are assessed by management for impact on the Company’s Consolidated Financial Statements. Accounting Standards Updates (“ASU”) not listed below were assessed and determined to be not applicable to the Company’s Consolidated Financial Statements.

The following standards were adopted by the Company during the current year:

•        In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, which changes accounting requirements for the measurement and recognition of expected credit losses from an incurred or probable methodology to a current expected credit loss methodology. Trade accounts receivable, including the allowance for credit losses, is the only financial instrument currently held by the Company that is in scope for ASU 2016-13. Effective January 1, 2020, we adopted this standard using the modified retrospective approach. This adoption had no cumulative effect adjustment as of January 1, 2020 and no material impact on the Company’s Consolidated Financial Statements. See “Accounts Receivable” above for additional information.

•        In August 2018, the FASB issued ASU No. 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. The ASU modifies the capitalization requirements with respect to implementation costs incurred by the customer in a hosting arrangement that is a service contract. This ASU was adopted by the Company on January 1, 2020, resulting in no material impact to the Consolidated Financial Statements.

The following recently released accounting standards have not yet been adopted by the Company:

•        In August 2020, the FASB issued ASU No. 2020-06, Debt-Debt with Conversion and Other Options and Derivatives and Hedging-Contracts in Entity’s Own Equity. The amendments in this update simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. This guidance is effective for annual periods beginning after December 15, 2021, with early adoption permitted. The Company is in the process of assessing the impact of this ASU on its Consolidated Financial Statements.

•        In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform. In response to concerns about structural risks of interbank offered rates (IBORs), and, particularly, the risk of cessation of the London Interbank Offered Rate (LIBOR), regulators in several jurisdictions around the world have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. This may impact the Company’s borrowing costs in which LIBOR is used as a reference. The Company is in the process of assessing the impact of this ASU on its Consolidated Financial Statements.

•        In December 2019, the FASB issued ASU No. 2019-12, Income Taxes, to simplify the accounting for income taxes based on changes suggested by stakeholders as part of the FASB’s simplification initiative. This guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. We expect to adopt this guidance on January 1, 2021. The Company is in the process of assessing the impact of this ASU on its Consolidated Financial Statements.